RELATED PARTY TRANSACTIONS - Balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 43,977	$ 14,010
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Impairment of related party transaction, due from (to) related party	12,700
Amount due from (to) related party	8,169	$ 7,898
OneLNG | Gandria Conversion
Related Party Transaction [Line Items]
Impairment of related party transaction, due from (to) related party	$ 1,300